LEASES - Weighted Average (Details)	Dec. 31, 2022	Dec. 31, 2021
LEASES
Weighted average remaining lease term (in years) - operating leases	2 years 2 months 8 days	1 year 4 months 24 days
Weighted average discount rate - operating leases	7.73%	6.07%